Commitments and contingencies (Unrecorded contractual commitments for purchase of flight equipment) (Details) - Capital Addition Purchase Commitments $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of forward orders | aircraft		299
Flight Equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2020		$ 3,470,502
2021		4,351,839
2022		2,992,145
2023		2,651,197
2024		1,807,081
Thereafter		1,270,782
Total		$ 16,543,546
Number of forward orders | aircraft		297
Number of purchase-leaseback transactions | aircraft		2
Airbus 320 neoFamily Aircraft | Subsequent Event | Flight Equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of forward orders | aircraft	50